UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2015

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments:

Putnam VT International Growth Fund

The fund's portfolio
3/31/15 (Unaudited)

COMMON STOCKS (97.1%)(a)
		Shares	Value

Aerospace and defense (1.4%)

Airbus Group NV (France)		6,458	$419,644

Bombardier, Inc. Class B (Canada)(S)		118,100	233,114

			652,758
Airlines (0.8%)

International Consolidated Airlines Group SA (Spain)(NON)		40,587	362,826

			362,826
Auto components (2.0%)

Bridgestone Corp. (Japan)		10,700	429,349

Toyota Industries Corp. (Japan)		8,600	492,862

			922,211
Automobiles (2.9%)

Tata Motors, Ltd. (India)		46,150	402,703

Toyota Motor Corp. (Japan)		7,700	537,395

Yamaha Motor Co., Ltd. (Japan)		17,300	417,775

			1,357,873
Banks (7.1%)

Banca Popolare di Milano Scarl (Italy)(NON)		336,979	339,961

Bank of Ireland (Ireland)(NON)		1,325,020	502,584

BNP Paribas SA (France)		3,372	205,078

Credicorp, Ltd. (Peru)(S)		2,000	281,260

Dubai Islamic Bank PJSC (United Arab Emirates)(NON)		97,949	165,153

Grupo Financiero Banorte SAB de CV (Mexico)		38,800	224,963

ING Groep NV GDR (Netherlands)(NON)		36,510	535,506

Metro Bank PLC (acquired 1/15/14, cost $170,396) (Private) (United Kingdom)(F)(RES)(NON)		8,005	168,620

Natixis SA (France)		54,999	410,711

Sumitomo Mitsui Financial Group, Inc. (Japan)		4,300	164,773

Turkiye Garanti Bankasi AS (Turkey)		58,927	192,785

Virgin Money Holdings UK PLC (United Kingdom)(NON)		29,970	176,901

			3,368,295
Beverages (2.7%)

Anheuser-Busch InBev NV (Belgium)		9,007	1,101,786

Britvic PLC (United Kingdom)		14,492	157,001

			1,258,787
Biotechnology (2.3%)

Celgene Corp.(NON)		2,300	265,144

China Biologic Products, Inc. (China)(NON)		3,000	286,530

Gilead Sciences, Inc.(NON)		2,500	245,325

Grifols SA ADR (Spain)		8,380	274,948

			1,071,947
Building products (0.8%)

Assa Abloy AB Class B (Sweden)		6,027	359,217

			359,217
Capital markets (0.5%)

KKR & Co. LP		11,327	258,369

			258,369
Chemicals (2.6%)

Akzo Nobel NV (Netherlands)		2,552	193,199

Croda International PLC (United Kingdom)		5,436	220,655

Monsanto Co.		2,900	326,366

Symrise AG (Germany)		7,511	475,078

			1,215,298
Commercial services and supplies (1.6%)

Regus PLC (United Kingdom)		165,576	534,396

Sohgo Security Services Co., Ltd. (Japan)		6,600	225,222

			759,618
Communications equipment (0.7%)

Alcatel-Lucent (France)(NON)		87,025	329,339

			329,339
Construction and engineering (1.6%)

Concord New Energy Group, Ltd. (China)(NON)		2,700,000	188,100

IRB Infrastructure Developers, Ltd. (India)		50,633	197,278

Mota-Engil Africa NV (Angola)(NON)		6,352	53,214

Mota-Engil SGPS SA (Portugal)(S)		85,496	315,779

			754,371
Diversified consumer services (0.8%)

Affinity Education Group, Ltd. (Rights) (Australia)		49,685	—

Affinity Education Group, Ltd. (Australia)(NON)(S)		130,420	109,736

G8 Education, Ltd. (Australia)		38,259	97,187

New Oriental Education & Technology Group, Inc. ADR (China)(NON)		8,500	188,445

			395,368
Diversified financial services (2.4%)

Challenger, Ltd. (Australia)		111,278	605,933

Eurazeo SA (France)		4,990	342,328

Plus500, Ltd. (United Kingdom)(S)		17,102	173,117

			1,121,378
Diversified telecommunication services (2.3%)

Com Hem Holding AB (Rights) (Sweden)(NON)		51,120	588

Com Hem Holding AB (Sweden)(NON)		51,120	414,793

Iliad SA (France)		641	149,759

Telecom Italia SpA RSP (Italy)		550,027	517,275

			1,082,415
Electronic equipment, instruments, and components (2.0%)

Hollysys Automation Technologies, Ltd. (China)(S)		12,200	242,414

Japan Display, Inc. (Japan)(NON)		55,700	200,580

Murata Manufacturing Co., Ltd. (Japan)		3,600	495,971

			938,965
Energy equipment and services (0.7%)

Ezion Holdings, Ltd. (Singapore)		414,560	324,259

			324,259
Food products (4.8%)

Associated British Foods PLC (United Kingdom)		13,052	545,289

Barry Callebaut AG (Switzerland)		458	448,224

Kerry Group PLC Class A (Ireland)		6,735	452,357

Nestle SA (Switzerland)		7,760	585,876

WH Group, Ltd. 144A (Hong Kong)(NON)		430,827	244,608

			2,276,354
Gas utilities (1.1%)

Tokyo Gas Co., Ltd. (Japan)		82,000	516,431

			516,431
Health-care equipment and supplies (0.7%)

Sartorius AG (Preference) (Germany)		2,418	308,364

			308,364
Health-care providers and services (0.4%)

China Pioneer Pharma Holdings, Ltd. (China)(S)		330,000	210,469

			210,469
Hotels, restaurants, and leisure (4.7%)

Compass Group PLC (United Kingdom)		45,368	787,944

Dalata Hotel Group PLC (Ireland)(NON)		43,475	170,671

Melco Crown Entertainment, Ltd. ADR (Hong Kong)		7,200	154,512

OPAP SA (Greece)		17,522	164,293

Thomas Cook Group PLC (United Kingdom)(NON)		240,578	518,177

TUI AG (Germany)		23,257	408,980

			2,204,577
Household durables (1.3%)

Panasonic Corp. (Japan)		15,286	200,698

Skyworth Digital Holdings, Ltd. (China)		520,000	408,493

			609,191
Household products (1.3%)

Henkel AG & Co. KGaA (Preference) (Germany)		5,343	629,294

			629,294
Independent power and renewable electricity producers (0.4%)

China Resources Power Holdings Co., Ltd. (China)		72,000	180,686

			180,686
Industrial conglomerates (1.6%)

Rheinmetall AG (Germany)		3,128	151,369

Siemens AG (Germany)		3,597	389,428

Toshiba Corp. (Japan)		55,000	230,895

			771,692
Insurance (4.8%)

Admiral Group PLC (United Kingdom)		11,427	258,975

AIA Group, Ltd. (Hong Kong)		152,200	953,914

Prudential PLC (United Kingdom)		34,085	843,952

St James's Place PLC (United Kingdom)		14,581	201,757

			2,258,598
Internet and catalog retail (0.7%)

Ctrip.com International, Ltd. ADR (China)(NON)		2,500	146,550

FabFurnish GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)		1	1

Global Fashion Holding SA (acquired 8/2/13, cost $65,824) (Private) (Brazil)(F)(RES)(NON)		1,554	34,712

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)		1	1

New Middle East Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)		1	1

Zalando SE (Germany)(NON)		5,610	140,312

			321,577
Internet software and services (1.8%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)		3,831	318,892

Pandora Media, Inc.(NON)		12,500	202,625

Tencent Holdings, Ltd. (China)		17,000	321,379

			842,896
Machinery (0.7%)

Daifuku Co., Ltd. (Japan)		24,700	326,660

			326,660
Media (4.5%)

Atresmedia Corporacion de Medios de Comunicacion SA (Spain)(S)		13,446	203,114

Global Mediacom Tbk PT (Indonesia)		1,473,300	196,978

Liberty Global PLC Ser. C (United Kingdom)(NON)		3,502	174,435

Mediaset SpA (Italy)(NON)		37,723	171,904

Numericable-SFR (France)(NON)		6,304	343,775

ProSiebenSat.1 Media AG (Germany)		7,446	365,912

Quebecor, Inc. Class B (Canada)(S)		10,600	283,548

WPP PLC (United Kingdom)		17,630	399,820

			2,139,486
Metals and mining (0.3%)

BHP Billiton, Ltd. (Australia)		5,238	121,990

			121,990
Multi-utilities (0.7%)

Veolia Environnement SA (France)		18,406	348,429

			348,429
Multiline retail (0.4%)

Mitra Adiperkasa Tbk PT (Indonesia)		434,400	174,013

			174,013
Oil, gas, and consumable fuels (2.3%)

BG Group PLC (United Kingdom)		41,420	508,830

Gaztransport Et Technigaz SA (France)		1,533	90,462

Genel Energy PLC (United Kingdom)(NON)		20,778	144,932

Total SA (France)		6,530	324,876

			1,069,100
Personal products (0.7%)

Coty, Inc. Class A(NON)(S)		13,400	325,218

			325,218
Pharmaceuticals (10.1%)

Actavis PLC(NON)		2,100	625,002

Astellas Pharma, Inc. (Japan)		50,500	827,525

AstraZeneca PLC (United Kingdom)		5,520	378,452

Bayer AG (Germany)		3,458	519,583

Hua Han Bio-Pharmaceutical Holdings, Ltd. (China)		600,000	142,939

Novartis AG (Switzerland)		1,922	190,065

Sanofi (France)		2,215	217,958

Shionogi & Co., Ltd. (Japan)		6,800	226,897

Shire PLC (United Kingdom)		8,950	711,707

Takeda Pharmaceutical Co., Ltd. (Japan)		9,700	484,849

UCB SA (Belgium)		5,768	415,648

			4,740,625
Professional services (0.6%)

Experian PLC (United Kingdom)		8,487	140,552

Recruit Holdings Co., Ltd. (Japan)(NON)		4,700	146,840

			287,392
Real estate investment trusts (REITs) (1.9%)

Emlak Konut Gayrimenkul Yatirim Ortakligi AS (Turkey)		194,184	219,869

Hibernia REIT PLC (Ireland)		394,576	495,931

Japan Hotel REIT Investment Corp. (Japan)		221	157,269

			873,069
Real estate management and development (3.1%)

DAMAC Properties Dubai Co. PJSC (United Arab Emirates)(NON)		259,966	145,098

Foxtons Group PLC (United Kingdom)		78,819	239,920

Kennedy-Wilson Holdings, Inc.		7,410	193,697

Mitsubishi Estate Co., Ltd. (Japan)		16,000	371,373

Oberoi Realty, Ltd. (India)		59,471	269,873

Sumitomo Realty & Development Co., Ltd. (Japan)		7,000	252,069

			1,472,030
Semiconductors and semiconductor equipment (1.9%)

Silergy Corp. (Taiwan)		31,768	241,488

Sumco Corp. (Japan)(S)		24,100	405,308

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)		52,000	241,245

			888,041
Software (1.0%)

Mobileye NV (Israel)(NON)(S)		3,292	138,363

TiVo, Inc.(NON)		33,200	352,252

			490,615
Specialty retail (1.1%)

Sports Direct International PLC (United Kingdom)(NON)		30,402	273,687

WH Smith PLC (United Kingdom)		12,427	239,323

			513,010
Technology hardware, storage, and peripherals (1.2%)

Lenovo Group, Ltd. (China)		142,000	206,834

Samsung Electronics Co., Ltd. (South Korea)		277	359,076

			565,910
Textiles, apparel, and luxury goods (2.1%)

Gerry Weber International AG (Germany)		7,141	247,241

Luxottica Group SpA (Italy)		6,600	419,020

Moncler SpA (Italy)		19,552	327,756

			994,017
Thrifts and mortgage finance (0.3%)

Dewan Housing Finance Corp., Ltd. (India)		18,251	136,212

			136,212
Tobacco (1.7%)

Japan Tobacco, Inc. (Japan)		25,100	793,057

			793,057
Trading companies and distributors (2.1%)

Mitsubishi Corp. (Japan)		20,200	407,218

Wolseley PLC (United Kingdom)		9,998	591,360

			998,578
Transportation infrastructure (0.7%)

Sumitomo Warehouse Co., Ltd. (The) (Japan)		58,000	321,270

			321,270
Water utilities (0.2%)

Sound Global, Ltd. (China)(F)(NON)(S)		127,000	102,942

			102,942
Wireless telecommunication services (0.7%)

Bharti Infratel, Ltd. (India)		56,709	349,330

			349,330

Total common stocks (cost $40,641,285)			$45,694,417

INVESTMENT COMPANIES (1.1%)(a)
		Shares	Value

Market Vectors Russia ETF (Russia)(S)		16,000	$272,160

Market Vectors Vietnam ETF (Vietnam)(S)		15,300	258,264

Total investment companies (cost $600,780)			$530,424

SHORT-TERM INVESTMENTS (8.9%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.22%(d)	Shares	3,339,624	$3,339,624

Putnam Short Term Investment Fund 0.09%(AFF)	Shares	372,070	372,070

SSgA Prime Money Market Fund Class N 0.02%(P)	Shares	50,000	50,000

U.S. Treasury Bills with an effective yield of 0.01%, May 14, 2015(SEGSF)		$5,000	5,000

U.S. Treasury Bills with an effective yield of 0.01%, May 21, 2015(SEGSF)		105,000	104,998

U.S. Treasury Bills with an effective yield of 0.02%, May 7, 2015(SEGSF)		320,000	319,993

Total short-term investments (cost $4,191,685)			$4,191,685

TOTAL INVESTMENTS

Total investments (cost $45,433,750)(b)			$50,416,526

FORWARD CURRENCY CONTRACTS at 3/31/15 (aggregate face value $46,242,738) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Sell	4/15/15	$735,187	$775,930	$40,743
	British Pound	Buy	6/17/15	796,172	825,460	(29,288)
	Euro	Buy	6/17/15	2,113,551	2,207,577	(94,026)
Barclays Bank PLC
	Canadian Dollar	Buy	4/15/15	249,538	279,244	(29,706)
	Euro	Sell	6/17/15	330,767	344,182	13,415
	Hong Kong Dollar	Buy	5/20/15	1,780	1,799	(19)
	Japanese Yen	Sell	5/20/15	758,374	773,498	15,124
	Singapore Dollar	Buy	5/20/15	87,629	89,287	(1,658)
	Swiss Franc	Sell	6/17/15	1,342,417	1,364,251	21,834
Citibank, N.A.
	British Pound	Buy	6/17/15	1,497,901	1,552,858	(54,957)
	Canadian Dollar	Sell	4/15/15	394,082	422,660	28,578
	Danish Krone	Buy	6/17/15	1,293,629	1,352,490	(58,861)
	Euro	Sell	6/17/15	751,949	791,731	39,782
	Japanese Yen	Buy	5/20/15	188,770	204,962	(16,192)
Credit Suisse International
	Australian Dollar	Buy	4/15/15	218,425	225,995	(7,570)
	British Pound	Sell	6/17/15	2,302,376	2,387,031	84,655
	Canadian Dollar	Sell	4/15/15	1,536,777	1,648,265	111,488
	Euro	Sell	6/17/15	644,958	680,573	35,615
	Japanese Yen	Sell	5/20/15	870,805	888,579	17,774
	Norwegian Krone	Buy	6/17/15	377,547	394,493	(16,946)
	Swedish Krona	Sell	6/17/15	127,473	131,412	3,939
	Swiss Franc	Sell	6/17/15	266,316	270,882	4,566
Deutsche Bank AG
	Australian Dollar	Sell	4/15/15	126,869	133,703	6,834
	British Pound	Buy	6/17/15	100,523	111,092	(10,569)
	Canadian Dollar	Buy	4/15/15	618,279	663,069	(44,790)
	Euro	Buy	6/17/15	838,919	876,304	(37,385)
Goldman Sachs International
	Euro	Sell	6/17/15	1,145,360	1,196,102	50,742
HSBC Bank USA, National Association
	Australian Dollar	Buy	4/15/15	857,642	903,830	(46,188)
	British Pound	Buy	6/17/15	804,623	834,590	(29,967)
	Euro	Buy	6/17/15	463,160	483,627	(20,467)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	4/15/15	1,233,074	1,299,702	(66,628)
	British Pound	Buy	6/17/15	989,211	1,025,538	(36,327)
	Euro	Sell	6/17/15	4,963,120	5,184,655	221,535
	Japanese Yen	Buy	5/20/15	802,930	804,651	(1,721)
	Norwegian Krone	Buy	6/17/15	2,565	2,679	(114)
	Singapore Dollar	Buy	5/20/15	318,858	324,752	(5,894)
	South Korean Won	Sell	5/20/15	345,894	351,795	5,901
	Swedish Krona	Buy	6/17/15	674,357	695,367	(21,010)
	Swiss Franc	Buy	6/17/15	2,026,477	2,060,287	(33,810)
State Street Bank and Trust Co.
	Australian Dollar	Buy	4/15/15	593,477	625,462	(31,985)
	British Pound	Sell	6/17/15	94,592	96,472	1,880
	Euro	Sell	6/17/15	118,293	106,939	(11,354)
	Hong Kong Dollar	Buy	5/20/15	151,377	151,347	30
	Israeli Shekel	Buy	4/15/15	17,993	17,153	840
	Japanese Yen	Sell	5/20/15	137,964	139,755	1,791
	Swedish Krona	Sell	6/17/15	340,509	350,921	10,412
	Swiss Franc	Buy	6/17/15	908,983	924,602	(15,619)
UBS AG
	Australian Dollar	Sell	4/15/15	713,953	752,534	38,581
	British Pound	Sell	6/17/15	1,954,551	2,034,840	80,289
	Canadian Dollar	Buy	4/15/15	828,346	887,911	(59,565)
	Euro	Buy	6/17/15	504,923	525,038	(20,115)
	Swiss Franc	Buy	6/17/15	1,078,063	1,096,483	(18,420)
WestPac Banking Corp.
	Australian Dollar	Sell	4/15/15	1,267,018	1,333,885	66,867
	British Pound	Sell	6/17/15	299,195	310,189	10,994
	Euro	Buy	6/17/15	2,225,385	2,324,305	(98,920)

Total						$(5,862)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
PJSC	Public Joint Stock Company

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2015 through March 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $47,044,760.
(b)	The aggregate identified cost on a tax basis is $45,511,717, resulting in gross unrealized appreciation and depreciation of $7,286,131 and $2,381,322, respectively, or net unrealized appreciation of $4,904,809.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $203,335, or 0.04% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$806,295	$3,251,105	$3,685,330	$81	$372,070
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
	The fund received cash collateral of $3,339,624, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $3,200,373.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $352,230 to cover certain derivative contracts and the settlement of certain securities.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	Japan	18.4%
	United Kingdom	17.8
	Germany	7.7
	United States	7.6
	France	6.8
	China	6.3
	Italy	3.8
	Ireland	3.4
	Belgium	3.2
	India	2.9
	Hong Kong	2.9
	Switzerland	2.6
	Australia	2.0
	Spain	1.8
	Sweden	1.6
	Netherlands	1.5
	Canada	1.1
	Taiwan	1.0
	Turkey	0.9
	Indonesia	0.8
	South Korea	0.8
	Singapore	0.7
	Portugal	0.7
	United Arab Emirates	0.7
	Peru	0.6
	Russia	0.6
	Vietnam	0.5
	Mexico	0.5
	Other	0.8

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $339,011 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $391,817 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $430,000 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$947,490	$8,649,118	$34,715
Consumer staples	325,218	4,957,492	—
Energy	—	1,393,359	—
Financials	1,103,387	8,215,944	168,620
Health care	1,696,949	4,634,456	—
Industrials	233,114	5,361,268	—
Information technology	1,254,546	2,801,220	—
Materials	326,366	1,010,922	—
Telecommunication services	—	1,431,745	—
Utilities	—	1,148,488	—
Total common stocks	5,887,070	39,604,012	203,335
Investment companies	530,424	—	—
Short-term investments	422,070	3,769,615	—

Totals by level	$6,839,564	$43,373,627	$203,335

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(5,862)	$—

Totals by level	$—	$(5,862)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$914,209	$920,071

Total	$914,209	$920,071

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$50,600,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	$40,743	$50,373	$68,360	$258,037	$6,834	$50,742	$—	$227,436	$14,953	$118,870	$77,861	914,209

	Total Assets	$40,743	$50,373	$68,360	$258,037	$6,834	$50,742	$—	$227,436	$14,953	$118,870	$77,861	$914,209

	Liabilities:
	Forward currency contracts#	123,314	31,383	130,010	24,516	92,744	—	96,622	165,504	58,958	98,100	98,920	920,071

	Total Liabilities	$123,314	$31,383	$130,010	$24,516	$92,744	$—	$96,622	$165,504	$58,958	$98,100	$98,920	$920,071

	Total Financial and Derivative Net Assets	$(82,571)	$18,990	$(61,650)	$233,521	$(85,910)	$50,742	$(96,622)	$61,932	$(44,005)	$20,770	$(21,059)	$(5,862)
	Total collateral received (pledged)##†	$(82,571)	$—	$(61,650)	$218,005	$(85,910)	$50,742	$(96,000)	$50,000	$—	$—	$—
	Net amount	$—	$18,990	$—	$15,516	$—	$—	$(622)	$11,932	$(44,005)	$20,770	$(21,059)

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 29, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 29, 2015